Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)
Senior Long-Term Debt [Abstract]
Net book value	$ 257,110	$ 254,167
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	8
Net book value	$ 186,717
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	2
Net book value	$ 58,817